UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23700

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Cascade Private Capital Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
Registrant’s telephone number, including area code: (414) 299-2030

Lance J. Johnson
235 West Galena Street
Milwaukee, WI 53212

(Name and address of agent for service)

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Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1.       Report to Shareholders

(a)         The semi-annual report of the registrant for the period ended September 30, 2024 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CASCADE PRIVATE CAPITAL FUND

Semi-Annual Report

For the Period Ended September 30, 2024

(Unaudited)

Cascade Private Capital Fund
Table of Contents For the Period Ended September 30, 2024 (Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cascade Private Capital Fund
Letter to Shareholders September 30, 2024 (Unaudited)

To our valued clients and investors,

First, I would like to thank our initial investors for their early support of the Cascade Private Capital Fund (the “Fund”) and Cliffwater as the new adviser to the Fund, effective February 27, 2024.

The Fund’s investment objective has been to generate long-term capital appreciation by investing in a portfolio of private equity, private debt, as well as structured equity securities that have both equity and credit qualities, investments in real assets, including real estate, and any newer instruments such as collateralized fund obligations that provide attractive risk-adjusted return potential.

Our management of the Fund coincides with the 20th anniversary of Cliffwater’s founding. My partners and I started Cliffwater with the thesis that investors were unlikely to achieve their long-term objectives relying just on public asset classes and that alternative asset classes — in particular, private markets — presented an opportunity to bolster return and reduce risk. We bookmarked our anniversary with an important study demonstrating the strong performance of private equity over more than two decades, one that confirmed our hypothesis that investors can reasonably expect private assets to outperform public assets by approximately three to five percentage points per year.

The Fund’s performance has been consistent with these expectations, driven by the performance of its underlying secondaries, co-investments, structured transactions and fund investments. Since inception of the Fund on January 7, 2022, the Fund has earned a 20.78% annualized total return, compared to 9.49% for the S&P 500 Index. Risk, measured by standard deviation of return, equaled 10.01% for the Fund compared to 17.63% for the S&P 500 Index.

Thank you for your continued trust in Cliffwater.

Stephen L. Nesbitt
Chief Investment Officer
Cliffwater LLC

Cascade Private Capital Fund
Letter to Shareholders September 30, 2024 (Unaudited) (Continued)

Important Disclosures

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cascade Private Capital Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)
Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Fair Value
Primary Fund Investments — 30.1%
Bertram Growth Capital IV-A, L.P.	1/7/2022	North America	—	$6,733,739	[1,2,3]
Dawson Evergreen 1 LP	5/28/2024	North America	—	75,299,990	[1,2,3]
Glouston Private Equity Opportunities VII FTE, L.P.	4/15/2024	North America	—	11,819,999	[1,2,3]
Gryphon Partners VI-A, L.P.	1/7/2022	North America	—	6,974,349	[1,2,3]
Headlands Capital Offshore IV, LP	4/18/2024	North America	—	28,960,017	[1,2,3]
ICG LP Secondaries Fund I (Feeder) SCSp	4/12/2024	North America	—	2,570,205	[1,2,3]
Kohlberg Investors X, LP	9/27/2024	North America	—	651,357	[1,2,3]
NewView Capital Special Opportunities Fund III, L.P.	6/12/2024	North America	—	22,420,494	[1,2,3]
OceanSound Partners Fund, LP	1/7/2022	North America	—	8,414,954	[1,2,3]
Pathway Select Fund, LP — Series A	3/28/2024	North America	—	265,455,307	[1,2,3]
Total Primary Fund Investments (Cost $375,037,319)				429,300,411

Secondary Fund Investments — 40.5%
A&M Capital Partners, LP	9/30/2024	North America	—	1,682,755	[1,2,3]
ABRY Senior Equity IV	9/30/2024	North America	—	128,797	[1,2,3]
AE Industrial Partners Extended Value Fund, LP	1/7/2022	North America	—	518,142	[1,2,3]
Atlas Capital Resources II	9/30/2024	North America	—	7,981,987	[1,2,3]
BC Partners Galileo (1) L.P. — Class 1	1/7/2022	Europe	—	8,006,191	[1,2,3,4]
BC Partners Galileo (1) L.P. — Class 2	1/7/2022	Europe	—	441,180	[1,2,3,4]
Beecken Petty O’Keefe Fund IV, L.P.	9/30/2024	North America	—	149,374	[1,2,3]
Blue Sea Capital Fund I	9/30/2024	Europe	—	368,050	[1,2,3]
Blue Wolf Capital Fund III	9/30/2024	North America	—	12,778,029	[1,2,3]
CapStreet IV	9/30/2024	North America	—	5,208,776	[1,2,3]
Carousel Capital Apex Rollover Partners, L.P.	9/30/2024	North America	—	1,751,498	[1,2,3]
Carousel Capital Partners IV	9/30/2024	North America	—	2,211,453	[1,2,3]
Carrick Capital Partners	9/30/2024	North America	—	2,608,518	[1,2,3]
Catterton Growth Partners II	9/30/2024	North America	—	15,667,403	[1,2,3]
Centre Capital Investors VI, L.P.	9/30/2024	North America	—	6,129,937	[1,2,3]
Centre Lane Partners III	9/30/2024	North America	—	21,621,951	[1,2,3]
CIP Capital Fund, L.P.	9/30/2024	North America	—	—	[1,2,3]
EDG Partners Fund II, L.P.	9/30/2024	North America	—	818,219	[1,2,3]
Edgewater Capital Partners III	9/30/2024	North America	—	7,017,827	[1,2,3]
Endeavour Capital Fund VI	9/30/2024	North America	—	228,429	[1,2,3]
FB HA Holdings LP	1/7/2022	North America	—	5,806,998	[1,2,3]
Founders Circle Capital Co-Invest Series, L.P. — Series 8	5/24/2024	North America	—	8,472,879	[1,2,3]
Glouston Private Equity Opportunities VII(a), L.P.	5/29/2024	North America	—	7,660,771	[1,2,3]
Gores Small Capitalization Partners, L.P.	9/30/2024	North America	—	1,217,440	[1,2,3]
Gridiron Capital Fund II	9/30/2024	North America	—	1,673,440	[1,2,3]
Gryphon Partners 3.5, L.P.	9/30/2024	North America	—	110,850	[1,2,3]
Harvest Partners VI, L.P.	9/30/2024	North America	—	1,948,219	[1,2,3]
HCI Equity Partners IV	9/30/2024	North America	—	15,176,984	[1,2,3]
Health Velocity Capital IVX Special Situation Fund, L.P.	5/22/2024	North America	—	13,898,085	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cascade Private Capital Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Fair Value
Secondary Fund Investments (Continued)
Housatonic Equity Investors V	9/30/2024	North America	—	$4,625,594	[1,2,3]
HPS KP Mezz 2019 Co-Invest, L.P.	4/1/2024	North America	—	58,882,636	[1,2,3]
HPS KP SIP V Co-Investment Fund, L.P.	4/1/2024	North America	—	19,097,428	[1,2,3]
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	North America	—	28,413,035	[1,2,3]
HPS Offshore Strategic Investment Partners V, L.P.	4/1/2024	North America	—	19,804,624	[1,2,3]
ICG Ludgate Hill (Feeder) V-A Charger SCSp	3/22/2024	North America	—	8,784,473	[1,2,3]
Icon Partners V, L.P.	1/7/2022	North America	—	9,818,891	[1,2,3]
JFL-NG Continuation Fund, L.P.	1/7/2022	North America	—	15,072,293	[1,2,3]
KarpReilly Capital Partners II	9/30/2024	North America	—	9,592,290	[1,2,3]
LLR Equity Partners IV, L.P.	9/30/2024	North America	—	1,822,167	[1,2,3]
Mainsail Partners III	9/30/2024	North America	—	4,406,593	[1,2,3]
Marilyn Co-Invest, L.P.	4/1/2024	North America	—	19,717,514	[1,2,3]
MetLife Investment Private Equity Partners II (Feeder), L.P.	6/28/2024	North America	—	20,915,813	[1,2,3]
Mezzanine Partners III, L.P.	9/30/2024	North America	—	6,334,498	[1,2,3]
Milano Co-Invest, L.P.	4/1/2024	North America	—	4,100,429	[1,2,3]
Minerva Co-Invest, L.P.	4/1/2024	North America	—	9,969,713	[1,2,3]
Montagu + SCSp	1/7/2022	Europe	—	10,644,437	[1,2,3,4]
NEA Secondary Opportunity Fund, L.P.	7/10/2024	North America	—	28,960,336	[1,2,3]
Novacap TMT IV	9/30/2024	North America	—	16,875,364	[1,2,3,4]
NSH Verisma Holdco, L.P.	1/7/2022	North America	—	9,845,507	[1,2,3]
Odyssey Investment Partners Fund V, LP	9/30/2024	North America	—	4,472,485	[1,2,3]
OFS Energy Fund III	9/30/2024	North America	—	1,047,233	[1,2,3]
Platte River Equity III	9/30/2024	North America	—	7,334,482	[1,2,3]
Quad Partners IV	9/30/2024	North America	—	1,421,302	[1,2,3]
Riverside Fund V SQ-A, L.P.	9/30/2024	North America	—	5,264,718	[1,2,3]
RoundTable Healthcare Partners III	9/30/2024	North America	—	19,534,889	[1,2,3]
Shamrock Capital Growth Fund III	9/30/2024	North America	—	3,334,760	[1,2,3]
ShoreView Capital Partners III, L.P.	9/30/2024	North America	—	16,958,615	[1,2,3]
Siris Partners II	9/30/2024	North America	—	95,390	[1,2,3]
SK Capital Partners III	9/30/2024	North America	—	6,028,595	[1,2,3]
Stork SPV, LP	1/7/2022	North America	—	5,816,388	[1,2,3]
Swander Pace Capital V	9/30/2024	North America	—	3,088,382	[1,2,3]
Trinity Hunt Partners IV	9/30/2024	North America	—	6,756,669	[1,2,3]
Trive Capital Fund I	9/30/2024	North America	—	1,250,787	[1,2,3]
TriWest Capital Partners IV	9/30/2024	North America	—	3,335,765	[1,2,3,4]
TSCP CV I, L.P.	1/7/2022	North America	—	5,677,495	[1,2,3]
TSCP CV II, L.P.	9/6/2024	North America	—	15,391,515	[1,2,3]
VMG Partners II	9/30/2024	North America	—	1,773	[1,2,3]
Water Street Healthcare Partners III	9/30/2024	North America	—	6,331,404	[1,2,3]
Windjammer Senior Equity Fund IV	9/30/2024	North America	—	3,697,831	[1,2,3]
Total Secondary Fund Investments (Cost $453,735,790)				575,808,295

See accompanying Notes to Consolidated Financial Statements.

Cascade Private Capital Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Fair Value
Equity Co-Investments — 15.8%
AH Parent Inc (Alliant Inc) — Class A Preferred	9/26/2024	North America	15,000	$14,775,000	[1,3,5]
BPCP NSA Holdings, Inc. — Common	5/15/2024	North America	3,000	3,103,056	[1,3,5]
BPCP NSA Holdings, Inc. — Preferred	5/15/2024	North America	6,000	9,000,000	[1,3,5]
BSP-TS, Co-Invest I, LLC	1/7/2022	North America	—	3,044,308	[1,2,3]
Circle Pharma, Inc. — Series D	8/29/2024	North America	7,965,588	4,999,999	[1,2,3]
EPP Holdings, LLC	1/7/2022	North America	260,000	4,743,867	[1,2,3]
Gallant Screening Holdco, Inc.	1/7/2022	North America	—	6,846,997	[1,2,3]
HH-Dayco Parent, LP	9/20/2022	North America	—	13,361,379	[1,2,3]
HiBid Aggregator, LP	9/25/2024	North America	10,000	10,030,292	[1,2,3]
Insight Hideaway Aggregator, L.P.	4/3/2024	North America	—	10,838,370	[1,2,3]
JFL-Tiger Co-Invest Partners, L.P.	7/31/2024	North America	—	8,267,159	[1,2,3]
KCLR Co-Invest, L.P.	8/26/2024	North America	15,000	15,143,422	[1,2,3]
NEA CH SPV, L.P.	5/9/2024	North America	—	10,252,280	[1,2,3]
NEA TS 2024 SPV, L.P.	7/22/2024	North America	—	4,063,708	[1,2,3]
Nefco Acquisitions, Inc. Series A1	8/5/2022	North America	2,658	2,658,293	[1,2,3]
Nefco Acquisitions, Inc. Series B1	3/31/2023	North America	80	89,776	[1,2,3]
Nefco Acquisitions, Inc. Series C1	10/12/2023	North America	177	233,761	[1,2,3]
NGM Bio Holdings, Inc. — Series A	7/5/2024	North America	3,000,000	9,000,000	[1,2,3]
North American Essential Services Aggregator, LP	1/7/2022	North America	2,684	4,693,595	[1,2,3]
OceanSound Partners Co-Invest II, LP — Series D	1/7/2022	North America	—	5,117,909	[1,2,3]
OEP VIII Project Laser Co-Investment Partners, L.P.	3/17/2023	North America	—	3,762,404	[1,2,3]
PSC Tiger LP	9/4/2024	Europe	—	10,988,486	[1,2,3,4]
RCR Equity, LP — Class A Common	4/30/2024	North America	56,000	103,909	[1,3,5]
RCR Equity, LP — Class A Preferred	4/30/2024	North America	5,544,000	5,544,000	[1,3,5]
Smash Capital Trend Aggregator LLC	8/12/2024	North America	—	20,855,250	[1,2,3]
TCV Beat Co, L.P.	9/27/2024	Europe	—	5,045,751	[1,2,3]
TSS Co-Invest Holdings, LP	9/9/2022	North America	—	8,054,452	[1,2,3]
VCF Compass Co-Investor Holdings L.P.	4/25/2024	North America	—	10,254,060	[1,2,3]
Violet Investors LP	9/12/2024	North America	—	20,300,990	[1,2,3]
Total Equity Co-Investments (Cost $205,768,054)				225,172,473

			Principal Amount
Credit Co-Investments — 2.5%
CCOF III Nexus Co-Invest Aggregator, L.P.	3/22/2024	Europe		5,175,187	[1,2,3]
CP ACP, LLC	6/12/2024	North America	$3,336	3,244,260	[1,3,5]
Gramercy PG Holdings II LP	8/20/2024	Europe		6,398,293	[1,2,3]
Evergreen Services Group PIK Holdco, LLC
Term Loan, USD 13.75%, 8/15/26	4/5/2024	North America	6,609,180	6,510,811	[1,3,5,7]
Delayed Draw, USD 13.75%, 8/15/26	4/5/2024	North America	3,632,790	3,578,720	[1,3,5,7]
Nader Upside 2 Sarl, EUR PIK Term Loan, 3 mo. EURIBOR+10.25%, 13.60% EUR, 3/13/28	3/14/2024	Europe	4,858,559	5,263,308	[1,3,5,6,7]
Symbiotic Capital EB Fund, L.P.	3/7/2024	North America		5,521,767	[1,2,3]
Total Credit Co-Investments (Cost $34,812,676)				35,692,346

See accompanying Notes to Consolidated Financial Statements.

Cascade Private Capital Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Fair Value
Mutual Funds — 7.1%
Cliffwater Corporate Lending Fund — Class I			9,199,632	$100,551,978	[1,9]
Total Mutual Funds (Cost $100,000,000)				100,551,978

Short-Term Investments — 11.5%
State Street Institutional U.S. Government Money Market Fund, 4.94%			164,346,390	164,346,390	[1,8]
Total Short-Term Investments (Cost $164,346,390)				164,346,390
Total Investments — 107.5% (Cost $1,333,700,229)				1,530,871,893
Liabilities Less Other Assets — (7.5)%				(107,397,571)
Net Assets — 100.0%				$1,423,474,322

____________

EUR – Euro

USD – United States Dollar

EURIBOR – Euro Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

1    As of September 30, 2024 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $1,530,871,893 as of September 30, 2024. See Note 3, subsection Borrowing, Use of Leverage of the Notes to Consolidated Financial Statements for additional information.

2    Investment valued using net asset value per share as practical expedient. See Note 10 for respective investment strategies, unfunded commitments, and redemptive restrictions.

3    Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstance that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. At September 30, 2024, the aggregate market value of restricted securities amounted to $1,250,620,686, or 87.9% of net assets. As of September 30, 2024 the aggregate cost of each investment restricted to sales was $4,620,825, $70,000,000, $9,100,000, $5,995,577, $17,734,557, $1,762,105, $650,551, $18,000,000, $6,003,511, $241,170,193, $1,351,961, $105,386, $667,087, $4,458,206, $4,645,797, $226,191, $103,835, $191,249, $8,322,403, $4,333,719, $1,468,662, $1,715,725, $2,171,772, $13,952,005, $4,446,791, $17,107,412, $22,059, $632,105, $5,952,230, $185,495, $5,085,658, $8,375,000, $7,404,673, $851,174, $1,581,243, $90,199, $1,957,331, $11,825,390, $13,575,000, $3,388,385, $43,644,312, $14,203,288, $23,408,217, $17,643,664, $6,947,345, $7,484,556, $7,970,225, $7,486,099, $1,022,910, $5,735,386, $17,439,003, $17,411,983, $4,339,147, $3,985,441, $8,455,430, $6,027,824, $22,682,500, $11,993,074, $5,449,834, $2,989,338, $783,492, $5,750,630, $1,517,348, $4,134,972, $14,095,874, $2,674,539, $12,344,705, $396,854, $6,340,548, $3,501,876, $2,588,770, $5,106,938, $1,234,135, $2,536,072, $4,781,982, $15,000,000, $9,771, $5,448,661, $2,974,904, $14,775,000, $3,000,000, $9,000,000, $5,120,658, $4,999,999, $2,605,817, $4,460,221, $5,006,861, $10,000,000, $10,400,000, $8,122,426, $15,000,000, $10,000,000, $4,000,000, $2,663,520, $90,065, $233,761, $9,000,000, $4,219,307, $4,097,670, $2,558,110, $10,500,712, $56,000, $5,544,000, $20,215,333, $5,045,751, $5,010,222, $10,000,000, $20,042,621, $4,901,836, $3,244,260, $6,300,000, $6,521,463, $3,583,448, $5,199,757 and $5,061,912 respectively, totaling $1,069,353,839.

4    Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.

5    Value was determined using significant unobservable inputs.

6    Floating rate security. Rate shown is the rate effective as of period end.

7    Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

8    The rate is the annualized seven-day yield at period end.

9    Affiliated security. See Note 10.

See accompanying Notes to Consolidated Financial Statements.

Cascade Private Capital Fund
Consolidated Summary of Investments As of September 30, 2024 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Primary Fund Investments	30.1%
Secondary Fund Investments	40.5%
Equity Co-Investments	15.8%
Credit Co-Investments	2.5%
Mutual Funds	7.1%
Short-Term Investments	11.5%
Total Investments	107.5%
Liabilites in Excess of Other Assets	(7.5)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cascade Private Capital Fund
Consolidated Statement of Assets and Liabilities As of September 30, 2024 (Unaudited)
Assets:
Investments in unaffiliated securities, at value (cost $1,233,700,229)	$1,430,319,915
Investments in affiliated securities, at value (cost $100,000,000)	100,551,978
Cash	5,059,983
Receivables:
Fund shares sold	2,560,921
Dividends and interest	4,103,913
Due from advisor	91,335
Prepaid expenses	301,776
Prepaid commitment fees on secured revolving credit facility	1,875,000
Total assets	1,544,864,821

Liabilities:
Payables:
Secured revolving credit facility (Note 2)	100,000,000
Investment securities purchased	14,308,719
Deferred tax liability	4,464,594
Foreign Tax Liability	1,548,892
Interest on secured revolving credit facility	38,524
Fund accounting and administration fees	570,920
Transfer agency fees and expenses	231,219
Audit fees	63,872
Custody fees	53,427
Other accrued expenses	110,332
Total liabilities	121,390,499

Net Assets	$1,423,474,322

Commitments and Contingencies (see Note 2)
Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$1,211,509,282
Total distributable earnings	211,965,040
Net Assets	$1,423,474,322

Class I Shares:
Net assets applicable to shares outstanding	$1,423,474,322
Shares of beneficial interest issued and outstanding	84,938,258
Net asset value, offering, and redemption price per share	$16.76

See accompanying Notes to Consolidated Financial Statements.

Cascade Private Capital Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2024 (Unaudited)
Investment Income:
Distributions from private funds	$7,544,492
Dividends from affiliated investments	2,745,996
Interest	8,505,364
Total investment income	18,795,852

Expenses:
Investment management fees	6,450,501
Equalization interest on private investment vehicles (Note 2)	2,790,129
Transfer agent fees and expenses	493,067
Legal fees	447,874
Fund accounting and administration fees	378,329
Interest on secured revolving credit facility	127,400
Miscellaneous expenses	120,680
Offering Costs	108,656
Audit fees	70,544
Registration fees	58,036
Trustees’ fees and expenses	45,021
Shareholder reporting fees	37,564
Insurance fees	32,589
Custody fees	23,038
Chief Compliance Officer fees	21,900
Total fees and expenses	11,205,328
Advisory fees waived	(6,450,501)
Affiliated fund fee waiver (Note 4)	(189,581)
Net expenses	4,565,246
Net investment income	14,230,606

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments – unaffiliated	4,232,097
Investments – affiliated	1,418,744
Foreign currency transactions	2,432
Net realized gain	5,653,273
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	146,482,144
Investments in affiliated issuers	551,978
Foreign currency translations	(390)
Deferred tax expense	(3,648,457)
Net change in unrealized appreciation/depreciation, net of deferred taxes	143,385,275
Net realized and unrealized gain	149,038,548

Net Increase in Net Assets from Operations	$163,269,154

See accompanying Notes to Consolidated Financial Statements.

Cascade Private Capital Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Net Increase in Net Assets from:
Operations:
Net investment income (loss)	$14,230,606	$(373,409)
Net realized gain (loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	5,653,273	36,838
Net change in unrealized appreciation/depreciation on investments and forward foreign currency exchange contracts	143,385,275	25,220,261
Net increase in net assets resulting from operations	163,269,154	24,883,690

Capital Transactions:
Proceeds from shares sold:
Class I	784,520,050	327,486,256
Cost of shares repurchased:
Class I	(1,615,962)	—
Net increase in net assets from capital transactions	782,904,088	327,486,256

Net increase in net assets	946,173,242	352,369,946

Net Assets:
Beginning of period	477,301,080	124,931,134
End of period	$1,423,474,322	$477,301,080

Capital Share Transactions:
Shares sold:
Class I	50,562,846	24,129,400
Shares redeemed:
Class I	(104,796)	—
Net increase in capital shares outstanding	50,458,050	24,129,400

See accompanying Notes to Consolidated Financial Statements.

Cascade Private Capital Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2024 (Unaudited)
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$163,269,154
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of unfunded commitments	(1,314,274,699)
Sales of investments	304,323,888
Net accretion on investments	(247,705)
Net realized loss on investments	(5,650,841)
Net change in unrealized (appreciation)/depreciation	(147,034,122)
Return of capital distributions received	(7,591)
PIK interest	(427,190)
Change in deferred tax liability, net	3,648,457
Change in short-term investments, net	102,363,385
(Increase)/Decrease in assets:
Dividends and interest	(3,821,650)
Due from advisor	(91,335)
Prepaid expenses	(104,068)
Prepaid commitment fees on secured revolving credit facility	(1,875,000)
Increase/(Decrease) in liabilities:
Due to Counterparty	(26,397,754)
Investment securities purchased	14,308,719
Investment Management fees	(310,415)
Interest payable on secured revolving credit facility	38,524
Audit fees	(31,066)
Foreign Tax Liability	1,548,892
Legal fees	(187,342)
Fund accounting and administration fees	80,058
Custody fees	53,427
Transfer Agency fees and expenses	211,669
Chief Compliance Officer fees	(14,355)
Other accrued expenses	(150,457)
Net cash used in operating activities	(910,779,417)

Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for Fund shares sold	788,445,875
Cost of shares repurchased	(1,615,962)
Proceeds from secured revolving credit facility	100,000,000
Net cash provided by financing activities	886,829,913

Net Decrease in cash	(23,949,504)

Cash
Cash, beginning of year	29,009,487
Cash, end of year	$5,059,983

Non cash financing activities not included herein consist of $427,190 of PIK interest.

Cash paid for interest on credit facility during the period was $88,876.
See accompanying Notes to Consolidated Financial Statements.

Cascade Private Capital Fund
Consolidated Financial Highlights^ Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 7, 2022* through March 31, 2022
Net asset value, beginning of period	$13.84	$12.07	$10.77	$10.00
Income from Investment Operations:
Net investment income[1]	0.24	(0.03)	(0.21)	(0.05)
Net realized and unrealized gain (loss) on investments[2]	2.68	1.80	1.51	0.82
Total income from investment operations	2.92	1.77	1.30	0.77

Net asset value, end of period	$16.76	$13.84	$12.07	$10.77

Total return	21.91%[3,6]	14.66%	12.07%	7.72%[3,6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,423,474	$477,301	$124,931	$111,496

Ratio of expenses to average net assets:
Before fees waived and deferred tax expense	1.52%[4]	1.86%	2.32%	2.86%[4]
After fees waived	0.17%[4]	1.71%	2.32%	2.54%[4]

Ratio of expenses to average net assets (including interest expense)[5]:
Before fees waived	2.31%[4]	1.86%	2.32%	2.86%[4]
After fees waived	0.96%[4]	1.71%	2.32%	2.54%[4]

Ratio of net investment income to average net assets (including interest expense)[5]:
Before fees waived	1.63%[4]	-0.36%	-1.87%	-2.34%[4]
After fees waived	2.98%[4]	-0.21%	-1.87%	-2.02%[4]

Portfolio turnover rate	42%[3]	4%	0%	0%[3]

^      Effective February 27, 2024 the Fund entered into an investment management agreement with Cliffwater LLC, prior to February 27, 2024 Barings LLC served as investment adviser.

*      Commencement of operations.

1    Based on average daily shares outstanding for the period.

2    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

3    Not annualized.

4    Annualized.

5    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

6    Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

See accompanying Notes to Consolidated Financial Statements.

Cascade Private Capital Fund
Consolidated Financial Highlights Class I (Continued)
Supplemental Expense Ratios	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 7, 2022* through March 31, 2022
Ratio of expenses to average net assets:
Deferred tax expense	0.76%	0.05%	—%	—%
With fees waived, after taxes	0.93%	1.76%	—%	—%

Senior Securities
Total Amount Outstanding
Secured Revolving Credit Facility	$100,000,000	$—	$—	$—
Asset Coverage Per $1,000 of Borrowings
Secured Revolving Credit Facility	15,235	—	—	—

See accompanying Notes to Consolidated Financial Statements.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024

1. Organization

Cascade Private Capital Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is organized under the laws of the State of Delaware as a Delaware statutory trust pursuant to a Fourth Amended and Restated Certificate of Trust dated as of February 24, 2024, as it may be further amended from time to time. The Fund intends to qualify as a regulated investment company (a “RIC”). The Fund commenced operations on January 7, 2022.

The Fund currently offers one class of Shares, Class I Shares, on a continuous basis at the net asset value (“NAV”) per share. Class I Shares were formerly named Class 1 Shares. The minimum initial investment in the Fund is $25,000,000 for the Class I Shares. Investors purchasing Class I Shares are not charged a sales load. Class 2 Shares, Class 3 Shares and Class 4 Shares are no longer offered.

The Fund’s investment objective is to generate long-term capital appreciation by investing in a portfolio of private equity, private debt, as well as structured equity securities that have both equity and credit qualities, investments in real assets, including real estate, and any newer instruments such as collateralized fund obligations (together, “Private Capital”) that provide attractive risk-adjusted return potential. Private Capital investments are investments into the equity and/or debt of private companies. The Fund will seek to achieve its objective through exposure to a broad set of managers, strategies and transaction types across multiple sectors, geographies and vintage years (the first year in which a fund receives capital from investors or starts making investments). Under normal circumstances, the Fund intends to invest and/or make capital commitments of at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in assets representing investments in Private Capital. Unfunded commitments are not counted for purposes of calculating the Fund’s 80% policy. This test is applied at the time of investment; later percentage changes caused by a change in the value of the Fund’s assets, including as a result of the issuance or repurchase of Shares, will not require the Fund to dispose of an investment. The Fund expects that most of its debt investments will not be rated by any rating agency, will not be registered with the Securities and Exchange Commission or any state or foreign securities commission and will not be listed on any national securities exchange.

Consolidation of Subsidiaries

On January 7, 2022, Massachusetts Mutual Life Insurance Company (“MassMutual”) performed an in-kind purchase transaction whereby it contributed the assets and liabilities of MassMutual Private Equity Funds LLC (“MMPEF”) and its subsidiary, MassMutual Private Equity Funds Subsidiary LLC (“MMPEF Subsidiary”) to the Fund in exchange for Shares of the Fund. Each Subsidiary was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

A list of the subsidiaries that hold assets is as follows as of September 30, 2024:

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
MassMutual Private Equity Funds LLC (“MMPEF”)	January 7, 2022	$ 145,337,936	10.21%
MassMutual Private Equity Funds Subsidiary LLC (“MMPEF Subsidiary”)	January 7, 2022	9,813,359	0.69%
CPCF Holdings (D1) LLC (“CPCF HLD1”)	April 1, 2024	782,469,430	54.97%
CPCF Splitter LLC (“CPCF Splitter”)	June 11, 2024	61,413,445	4.31%
CPCF Blocker LLC (“CPCF Blocker”)	June 11, 2024	11,131,276	0.78%

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net assets value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts. Equalization interest on private investment vehicles are interest payments made to existing shareholders of closed-end vehicles when investing in a later close and are expensed as incurred.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Consolidated Statement of Operations. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal service in connection with the initial meeting of trustees of the Fund (“Trustees”) and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2024.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statement of Operations. For the year ended September 30, 2024, the Fund did not have interest or penalties associated with underpayment of income taxes.

CPCF HLD1 and MMPEF are disregarded entities for income tax purposes. MMPEF Subsidiary and CPCF Blocker LLC are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. CPCF Splitter LLC is a limited liability company that is treated as a partnership for income tax purposes. CPCF Splitter LLC is owned by CPCF Blocker LLC and CPCF HLD1. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

2. Significant Accounting Policies (continued)

carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Distributions to Shareholders

Distributions are paid at least annually on the shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and short-term investment which are readily convertible into cash and have an original maturity of three months or less. State Street Bank and Trust Company serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

Cash and Investments, at value on the Consolidated Statement of Assets and Liabilities can include deposits in money market funds, which are classified as Level 1 assets. As of September 30, 2024, the Fund held cash of $5,059,983 and $164,346,390 in a short-term money market fund.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

2. Significant Accounting Policies (continued)

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of September 30, 2024, the Fund had no unfunded loan commitments.

Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has designated the Investment Manager as its valuation designee (“Valuation Designee”) pursuant to Rule 2a-5 under the Investment Company Act to perform fair value determinations for investments that do not have readily available market quotations. Under the valuation policy and procedures for the Fund (the “Valuation Procedures”) adopted by the Fund, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the second paragraph within this Valuation of Investments section.

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make semi-annually repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

2. Significant Accounting Policies (continued)

repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Borrowing, Use of Leverage

On September 26, 2024, the Fund’s wholly owned subsidiary, CPCF Holdings (D1) LLC, (“CPEFX SPV”) , entered into a secured revolving credit facility (the “Facility”), with JPMorgan Chase Bank N.A. (the “Lender”). As of September 26, 2024, the Facility provides for borrowings on a committed basis in an aggregate principal amount up to $250,000,000, and may be increased further from time to time upon mutual agreement by the Lender and CPEFX SPV. The Facility matures on September 26, 2027 and may be extended further from time to time. In connection with the Facility, CPEFX SPV has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including but not limited to: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of CPEFX SPV or the Fund; (iii) a change of control of CPEFX SPV; or (iv) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lender may declare the outstanding advances and all other obligations under the Facility immediately due and payable. From the inception of the Facility through September 30, 2024, the average balance outstanding, maximum borrowing amount, interest rate at period end and weighted average interest rate were $100,000,000, $100,000,000, 7.85%%, and 7.90%, respectively. The interest expense during the year ended September 30, 2024 was $109,692. Commitment fees incurred are prepaid and amortized over the term of the loan.

Certain Fund investments are held by this special purpose vehicle (“SPV”). The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness).The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Investment Funds

The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in shares of mutual funds (including money market funds), BDCs, closed-end funds, exchange-traded funds (“ETFs”) and other pooled investment vehicles (“Investment Funds”). The Fund’s ability to achieve its investment objective depends largely on the performance of the Investment Funds selected. Each Investment Fund has its own investment risks, and those risks can affect the value of the Investment Funds’ securities and therefore the value of the Fund’s investments. There can be no

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

3. Principal Risks (continued)

assurance that the investment objective of any Investment Fund will be achieved. An Investment Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Fund at a time that is unfavorable to the Fund. In addition, one Investment Fund may buy the same securities that another Investment Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. There is also the risk that the ETFs in which the Fund invests that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. The shares of listed closed-end funds may also frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. The Fund may also be unable to liquidate its investment in a private Investment Funds when desired.

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the Investment Company Act. Under one provision of the Investment Company Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, and in BDCs in excess of the statutory limits imposed by the Investment Company Act in reliance on Rule 12d1-4 under the Investment Company Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The requirements of Rule 12d1-4 have been implemented by the Fund with respect to its fund of funds arrangements.

Valuations of Private Equity Investments; Valuations Subject to Adjustment

A large percentage of the securities in which the Fund invests will not have a readily determinable market price and will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Cliffwater has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the Investment Company Act. In its capacity as valuation designee, Cliffwater, among other things, is responsible for establishing fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Fund for which there are no readily available market quotations in accordance with the Fund Valuation Procedures. The determination of fair value is performed by an internal valuation committee that is separated from the investment process.

The valuation methodology set forth in the Fund Valuation Procedures incorporates general private equity valuation principles. Based on the methodology, Cliffwater may adjust a Portfolio Fund manager’s periodic valuation of a Portfolio Fund, or a Co-Investment’s valuation, as appropriate.

While the Fund’s Valuation Procedures are designed to estimate the fair market value of investments as of any measurement date, there is uncertainty in some of the inputs used. For example, valuations are based upon data reported by the Portfolio Funds and Co-investments which may be subject to subsequent revisions. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by investors who had their shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

3. Principal Risks (continued)

of the Fund to adjust or recoup the repurchase proceeds received by shareholders under certain circumstances. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Funds, Co-Investments, direct private equity investments or the Fund adversely affect the Fund’s NAV, the outstanding shares may be adversely affected by prior repurchases to the benefit of shareholders who had their shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding shares and to the detriment of shareholders who previously had their shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of shares. New shareholders may be affected in a similar way.

Economic Downturn or Recession and other Market Disruptions

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies (such as the COVID-19 pandemic), terrorism, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

LIBOR Discontinuation Risk

LIBOR had been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests historically paid interest at floating rates based on LIBOR or were subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests also historically obtained financing at floating rates based on LIBOR. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and ceased for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

Neither the ultimate effect of the LIBOR transition process nor its success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

3. Principal Risks (continued)

Specifically, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

SOFR RISK

SOFR is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR. If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem shares on a daily basis. A shareholder may not be able to tender its shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, shares are not transferable, and liquidity will be provided only through repurchase offers made semi-annually by the Fund. In addition, the Fund does not expect any trading market to develop for the shares.

As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

4. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund has agreed to pay the Investment Manager a monthly Investment Management Fee equal to 1.40% on an annualized basis of the Fund’s average net assets. The Investment Manager contractually agreed to waive its entire management fee until June 30, 2025 and agreed to partially waive its management fee to charge 1.00% on an annualized basis of the Fund’s average net assets from July 1, 2025 until June 30, 2026. The Investment Manager waived $6,450,501 in investment management fees for the six months ending September 30, 2024 and is not permitted to recoup the waived fees. For the six months ended September 30, 2024, the Advisor also voluntarily waived advisory fees of $189,581 associated with the Fund’s investment in the Cliffwater Corporate Lending Fund and is not permitted to recoup the waived fees.

Foreside Fund Services, LLC serves as the Fund’s distributor and UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s, transfer agent. Effective September 23, 2024 UMBFS serves as fund accountant and administrator. Prior to September 23, 2024 State Street served as the Fund’s accountant and administrator. For the six months ended September 30, 2024, the Fund’s allocated State Street and UMBFS fees are reported on the Consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. For the six months ended September 30, 2024, the Fund’s allocated fees incurred for trustees are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2024, are reported on the Consolidated Statement of Operations.

5. Fair Value of Investments

Fair value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•  Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

5. Fair Value of Investments (continued)

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2024:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Primary Fund Investments	$—	$—	$—	$429,300,411	$429,300,411
Secondary Fund Investments	—	—	—	575,808,295	575,808,295
Credit Co-Investments	—	—	18,597,099	17,095,247	35,692,346
Equity Co-Investments	—	—	68,975,548	156,196,925	225,172,473
Mutual Funds	100,551,978	—	—	—	100,551,978
Short-Term Investments	164,346,390	—	—	—	164,346,390
Total Assets	$264,898,368	$—	$87,572,647	$1,178,400,878	$1,530,871,893

1          Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the six months ended September 30, 2024:

	Credit Co-Investments	Equity Co-Investments	Senior Secured Loans	Total
Balance as of April 1, 2024	$—	$17,708,026	$4,952,964	$22,660,990
Purchases	3,244,260	56,375,000	10,277,189	69,896,449
Sales/Paydowns	—	(5,634,560)	—	(5,634,560)
Realized gains (losses)	—	3,999,058	—	3,999,058
Original issue discount and amendment fees	—	—	—	—
Accretion	—	—	27,031	27,031
Change in Unrealized appreciation (depreciation)	—	(3,471,976)	95,655	(3,376,321)
Transfers In	15,352,840	—	—	15,352,840
Transfers Out	—	—	15,352,839	(15,352,840)
Balance as of September 30, 2024	$18,597,099	$68,975,548	$—	87,572,647
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2024	$—	$(3,471,976)	$95,655	$(3,376,321)

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2024.

The weighted average is calculated by weighting relative fair value.

				Range of Inputs
Investments	Fair Value	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average	Impact on Valuation from Increase in Input
Credit Co-Investments	5,263,308	Income Approach	Discount Rate	14.12%	14.12%	14.12%	Decrease
	$ 13,333,791	Market Approach	Recent Transaction Price	$99	$985	$321	Increase
Equity Co-Investments	18,067,201	Income/Market Approach	EBITDA Multiple	5.0x	16.0x	10.4x	Increase
			Discount Rate	9.50%	9.50%	9.50%	Decrease
	50,908,347	Market Approach	Recent Transaction Price	$1	$1,000	$722	Increase
Total	$ 87,572,647

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with no par value. The minimum initial investment in Class I Shares by any investor is $25,000,000. Prior to February 27, 2024, Class I Shares were named Class 1 Shares and had a minimum initial investment of $1,000,000. The minimum additional investment in the Fund by any shareholder is $10,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements. Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Fund in its sole discretion. Prior to Feburary 27, 2024, a 2.00% early repurchase fee was charged by the Fund with respect to any repurchase of shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of shares. Such repurchase fee was retained by the Fund and will benefit the Fund’s remaining shareholders. The Board may also suspend or terminate offerings of Shares at any time. Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the Investment Company Act, on a semi-annual basis, the Fund offers shareholders holding shares the option of redeeming shares at NAV. The Board determines the semi-annual repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $10,000 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

6. Capital Stock (continued)

plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offer conducted for the six months ended September 30, 2024 are as follows:
Commencement Date	May 16, 2024
Repurchase Request	June 17, 2024
Repurchase Pricing date	June 17, 2024

Net Asset Value as of Repurchase Offer Date
Class I	$15.42

Amount Repurchased
Class I	$1,615,962

Percentage of Outstanding Shares Repurchased
Class I	0.19%

7. Federal Income Taxes

At September 30, 2024, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,333,125,108
Gross unrealized appreciation	204,776,403
Gross unrealized depreciation	(7,029,618)
Net unrealized appreciation on investments	$197,746,785

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

There were no distributions from the Fund for the years ending March 31, 2024 or 2023.

As of March 31, 2024, the components of distributable earnings on a tax basis were as follows:

Capital Loss carryfoward	$—
Other temporary differences	(1,799,518)
Unrealized appreciation	27,952,080
Deferred tax liability	(852,923)
Total distributable earnings	$25,299,639

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carry forward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Domestic Blocker Income Tax

MMPEF Subsidiary is not taxed as a RIC. Accordingly, prior to the Fund receiving any distributions from MMPEF Subsidiary, all MMPEF Subsidiary’s taxable income and realized gains is subject to taxation at prevailing corporate tax rates.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

7. Federal Income Taxes (continued)

The MMPEF Subsidiary recorded a provision for income tax expense (benefit) for the year end March 31, 2024. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

Net Operating Loss Carryforward	$232,840
Less Deferred Tax Liabilities:
Unrealized appreciation/depreciation on investments	(1,048,977)
Total net deferred tax asset/(liability) before valuation allowance	(816,137)
Less valuation allowance	—
Net deferred tax asset (liability)	$(816,137)

8. Investment Transactions

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term investments, were $1,314,274,699 and $304,323,888, respectively.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Related Party Transactions and Arrangements

Transactions related to investments in affiliated companies, as defined by the Investment Company Act of 1940, by virtue of the Fund owning at least 5% of the voting securities of the issuer or or any other investment which is advised by or sponsored by the Advisor. For the six months ended September 30, 2024 were as follows:

Affiliated Investment Company	Beginning Value at March 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2024	Dividend Income
Cliffwater Corporate Lending Fund	$—	$200,000,000	$(98,581,256)	$(1,418,744)	$551,978	$100,551,978	$2,745,996

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2024:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
A&M Capital Partners, LP	Middle Market Buyout	$1,351,961	$1,682,755	$2,008,264	None	N/A

The existence of the Partnership commenced on the date of the filing of the Certificate of Limited Partnership and shall continue through the close of business on the tenth anniversary of the final closing date

ABRY Senior Equity IV	Structured Capital	105,386	128,797	112,358	None	N/A

The Partnership shall continue until the tenth anniversary of the earlier to occur of the final closing date and such earlier date determined by the General Partner, which date, shall be no ealier than December 7, 2012

AE Industrial Partners Extended Value Fund, LP	Middle Market Buyout	667,087	518,142	144,464	None	N/A	Shall be dissolved at the end of the fiscal quarter during which the fifth anniversary of the closing date occurs with twi one-year extensions
Atlas Capital Resources II	Lower Middle Market Buyout	4,458,206	7,981,987	5,952,151	None	N/A

The Partnership shall continue until the end of the calendar quarter that includes the tenth aniversary of the date of the Partnership’s first portfolio investment, unless the Partnership is sooner dissolved.

BC Partners Galileo (1) L.P. — Class 1	Large Cap Buyout	4,645,797	8,006,191	—	None	N/A	Until the affairs of the partnership have been fully wound up and the partnership assets distributed pursuant to the limited partnership agreement
BC Partners Galileo (1) L.P. — Class 2	Large Cap Buyout	226,191	441,180	—	None	N/A	Until the affairs of the partnership have been fully wound up and the partnership assets distributed pursuant to the limited partnership agreement

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Beecken Petty O’Keefe Fund IV, L.P.	Middle Market Buyout	$103,835	$149,374	$503,883	None	N/A	The Partnership shall be dissolved on the tenth anniversary of the date designated by the General Partner, which may be no earlier than January 1, 2013
Bertram Growth Capital IV-A, L.P.	Lower Middle Market Buyout	4,620,825	6,733,739	412,707	None	N/A

Until the tenth anniversary of the effective date, as defined by the limited partnership agreement, with one one-year extension and thereafter two one-year extensions with the approval of the advisory board

Blue Sea Capital Fund I	Middle Market Buyout	191,249	368,050	38,297	None	N/A

The Partnership shall be dissovled on the tenth anniversary of the later of (a) a date determined by the General Partner in its sole discrestion and (b) the initial closing date, with the provision for extensions of up to three additional one-year periods, unless dissolved earlier by the General Parnter with the necessary approval(s)

Blue Wolf Capital Fund III	Middle Market Buyout	8,322,403	12,778,029	6,258,320	None	N/A	The term of the Partnership shall continue until the tenth anniversary of the final closing date, unless its term is extended by up to three one-year periods
BSP-TS, Co-Invest I, LLC	Middle Market Buyout	5,120,658	3,044,308	—	None	N/A	Shall continue in existence in perpetuity or until the company is terminated pursuant to the liamited liability company agreement
CapStreet IV	Lower Middle Market Buyout	4,333,719	5,208,776	1,040,766	None	N/A	The Partnership will continue in business through the close of business on the tenth anniversary of the due date of the first capital call, unless the term is extended for up to two one-year periods

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Carousel Capital Apex Rollover Partners, L.P.	Middle Market Buyout	$1,468,662	$1,751,498	$566,280	None	N/A

The Partnership will dissolve on the seventh anniversary of the first closing except that it may be extended by the General Partner in its sole discretion for one one-year period, and additional one-year periods with the approval of a majority in interest of the limited partners

Carousel Capital Partners IV	Lower Middle Market Buyout	1,715,725	2,211,453	416,999	None	N/A

The Partnership will dissolve on the tenth anniversary of the first closing except that it may be extended by the General Partner in its sole discretion for one one-year period, and a second one-year period with the approval of 75% of the Board of Advisors

Carrick Capital Partners	Growth Equity	2,171,772	2,608,518	—	None	N/A

The term of the Partnership shall commence upon the filing with the office of the Secretary of State of the State of Delaware of the Certifcate of Limited Partnership and shall continue until the tenth anniversary of the Initial Contribution date, except that it may be extended by the General Partner for up to two additional one-year periods

Catterton Growth Partners II	Middle Market Buyout	13,952,005	15,667,403	—	None	N/A	The Fund will be dissolved on the tenth anniversary of the Final Closing Date, provided that the General Parnter can extend for two one-year periods
CCOF III Nexus Co-Invest Aggregator, L.P.	Structured Capital	4,901,836	5,175,187	473,164	None	N/A	Until wound up and subsequently dissolved pursuant to the limited partnership agreement.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Centre Capital Investors VI, L.P.	Middle Market Buyout	$4,446,791	$6,129,937	$849	None	N/A

The term of the partnership commenced upon the date of filing of the certificate pursuant to the act and shall continue in full force and effect until the tenth anniversary of the later of the effective date and final closing date.

Centre Lane Partners III	Middle Market Buyout	17,107,412	21,621,951	1,479,597	None	N/A	The partnership shall dissolve upon the tenth anniversary of the partnership commencement date.
CIP Capital Fund, L.P.	Middle Market Buyout	22,059	—	31,031	None	N/A	The term of the partnership shall continue in full force and effect until the tenth anniversary of the final closing date.
Dawson Evergreen 1 LP	Structured Capital	70,000,000	75,299,990	—	Quarterly	N/A	Shall be indefinite and shall continue in full force and effect until dissolved in accordance to the limited partnership agreeement
EDG Partners Fund II, L.P.	Middle Market Buyout	632,105	818,219	109,116	None	N/A

The term of the partnership commenced upon the date of filing of the Certificate of Limited Partnership and shall continue in full force and effect until the tenth anniversary of the initial closing date unless earlier terminated in accordance with the Limited Partnership Agreement

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Edgewater Capital Partners III	Middle Market Buyout	$5,952,230	$7,017,827	$3,911,877	None	N/A

The Partnership shall be dissolved upon the first to occur of: (a) tenth anniversary of second closing date, (b) date determined by General Partner and majority in interest, (c) a vote of 85% interest, (d) an event that results in the dissolution of the Partnership under the Delaware Partnership Act.

Endeavour Capital Fund VI	Middle Market Buyout	185,495	228,429	946,004	None	N/A

The term of the Partnership commenced on the date that the Certificate was filed with the State of Delaware, and will continue until the earlier of (a) ten years after the date of the first portfolio investment, or (b) December 31, 2012, unless extended pursuant to the Limited Partnership Agreement

FB HA Holdings LP	Lower Middle Market Buyout	5,085,658	5,806,998	—	None	N/A	Until the fourth anniversary of the initial closing date with one one-year extension
Founders Circle Capital Co-Invest Series, L.P. — Series 8	Venture Capital	8,375,000	8,472,879	1,625,000	None	N/A	Shall continue in perpetuity
Gallant Screening Holdco, Inc.	Middle Market Buyout	4,460,221	6,846,997	—	None	N/A

Until the earliest of: (a) the date on which none of the stockholders holds any capital stock; (b) the dissolution, liquidation, or winding up of the company; or (c) upon the unanimous agreement of the stockholders.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Glouston Private Equity Opportunities VII FTE, L.P.	Diversified Private Equity	$9,100,000	$11,819,999	$25,900,000	None	N/A

Until the dissolution date of the fund (Glouston Private Equity Opportunities VII, L.P.) which shall continue for a period of ten years after the final subsequent closing date with one one-year extension

Glouston Private Equity Opportunities VII(a), L.P.	Large Cap Buyout	7,404,673	7,660,771	—	None	N/A

Until the dissolution date of Glouston Private Equity Opportunites VII, LP, which shall continue for a period of ten years after the final subsequent closing date with one one-year extension, unless sooner dissolved in accordance with the limited partnership agreement.

Gores Small Capitalization Partners, L.P.	Lower Middle Market Buyout	851,174	1,217,440	750,000	None	N/A	The term of the Partnership shall continue until August 14, 2020, provided that the term may be extended by up to two years.
Gramercy PG Holdings II LP	Structured Capital	6,300,000	6,398,293	3,700,000	None	N/A

Until the sixth anniversary of the initial closing date, unless extended by the General Partner for a period of one year, and any successive periods of one year each with the consent of a majority in interest

Gridiron Capital Fund II	Middle Market Buyout	1,581,243	1,673,440	649,373	None	N/A	The Partnership shall be dissolved on the tenth anniversary of the Final Closing Date
Gryphon Partners 3.5, L.P.	Middle Market Buyout	90,199	110,850	1,149,188	None	N/A	The Partnership shall commence dissolution on the eighth anniversary of the Initial Closing Date, or such ealier time as determined by the General Partner with the approval of the Advisory Board.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Gryphon Partners VI-A, L.P.	Middle Market Buyout	$5,995,577	$6,974,349	$1,474,387	None	N/A	Until the tenth anniversary of the effective date with three consecutive one-year extensions
Harvest Partners VI, L.P.	Middle Market Buyout	1,957,331	1,948,219	1,077,411	None	N/A	The expiration of the term of the Partnership on the tenth anniversary of the date of the first portfolio investment, provided that the term may be extended for up to three one-year periods
HCI Equity Partners IV	Lower Middle Market Buyout	11,825,390	15,176,984	—	None	N/A

The Partnership shall be dissolved on the tenth anniversary of the latest of (a) final platform investment close, (b) the last commitment closing date, or (c) the last commitment closing date of the Parallel Fund.

Headlands Capital Offshore IV, LP	Diversified Private Equity	17,734,557	28,960,017	37,265,443	None	N/A

Upon the termination of Headlands Capital Secondary Fund IV, LP, the term of which expires on the tenth anniversary of the later of the effective date and the final closing date with three successive one-year extensions.

Health Velocity Capital IVX Special Situation Fund, L.P.	Lower Middle Market Buyout	13,575,000	13,898,085	1,425,000	None	N/A	Until the partnership is dissolved in accordance to the limited partnership agreement.
HH-Dayco Parent, LP	Middle Market Buyout	5,006,861	13,361,379	—	None	Seven days immediately preceding and ending on the one hundred eightieth day following the effective date of the registration statement used in connection with an initial public offering	Shall continue indefintely unless sooner terminated in accordance to the limited partnership agreement

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Housatonic Equity Investors V	Middle Market Buyout	$3,388,385	$4,625,594	$700,000	None	N/A

The term of the partnership shall commence upon the date that the Certificate of Limited Partnership is filed with the State of Delaware, and shall continue until the tenth anniversary of the due date of the initial capital contribution.

HPS KP Mezz 2019 Co-Invest, L.P.	Structured Capital	43,644,312	58,882,636	6,250,000	None	N/A	Until the expiration of the term of HPS Offshore Mezzanine Partners 2019, L.P. which shall continue until the tenth anniversary of the first closing date with two one-year extensions
HPS KP SIP V Co-Investment Fund, L.P.	Structured Capital	14,203,288	19,097,428	214,097	None	N/A

Until the expiration of the term of HPS Offshore Strategic Investment Partners V, L.P., which shall continue until the tenth anniversary of the first closing date with one one-year extension and two successive one-year terms following such subsequent term with the approval of the LP Advisory Committee

HPS Offshore Mezzanine Partners 2019, LP	Structured Capital	23,408,217	28,413,035	6,046,171	None	N/A	Until the tenth anniversary of the first closing date with two one-year extensions
HPS Offshore Strategic Investment Partners V, L.P.	Structured Capital	17,643,664	19,804,624	16,560,641	None	N/A

Until the tenth anniversary of the first closing date with one one-year extension following the expiration of such initial term and two successive one-year terms following such subsequent term with the approval of the LP Advisory Committee

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
ICG LP Secondaries Fund I (Feeder) SCSp	Diversified Private Equity	$1,762,105	$2,570,205	$8,160,097	None	N/A	Until the master partnership is dissolved or terminated (master partnership term: until the tenth anniversary of the final admission date with two one-year extensions)
ICG Ludgate Hill (Feeder) V-A Charger SCSp	Large Cap Buyout	6,947,345	8,784,473	8,052,655	None	N/A	Until the dissolution of master partnership which shall continue, unless sooner dissolved, until the eight anniversary of the initial closing with two one-year extensions
Icon Partners V, L.P.	Large Cap Buyout	7,484,556	9,818,891	2,515,314	None	N/A	Until the fifth anniversary of the initial closing date with two consecutive eighteen-month period extensions
Insight Hideaway Aggregator, L.P.	Growth Equity	10,400,000	10,838,370	2,600,000	None	N/A	Until the dissolution of partnership in accordance with the limited partnership agreeement
JFL-NG Continuation Fund, L.P.	Middle Market Buyout	7,970,225	15,072,293	2,029,775	None	N/A	Until the fifth anniversary of the closing with two one-year extensions
JFL-Tiger Co-Invest Partners, L.P.	Middle Market Buyout	8,122,426	8,267,159	1,877,574	None	N/A	Until the dissolution of partnership in accordance with the limited partnership agreeement
KarpReilly Capital Partners II	Middle Market Buyout	7,486,099	9,592,290	1,207,500	None	N/A	The Partnership shall dissolve on the tenth anniversary of the Initial Closing.
KCLR Co-Invest, L.P.	Large Cap Buyout	15,000,000	15,143,422	—	None	N/A	The term of the Partnership commenced on the formation date and shall continue perpetually until dissolution of the Partnership

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Kohlberg Investors X, LP	Middle Market Buyout	$650,551	$651,357	$4,349,449	None	N/A	The Partnership shall dissolve and a winding up of its affairs shall commence following the close of business on the tenth anniversary of the first investment date.
LLR Equity Partners IV, L.P.	Growth Equity	1,022,910	1,822,167	600,000	None	N/A	The Partnership shall dissolve on the tenth anniversary of the Final Closing Date unless ealier terminated in accordance with the Limited Partnership Agreement.
Mainsail Partners III	Growth Equity	5,735,386	4,406,593	305,908	None	N/A	The Partnership shall continue until the tenth anniversary of the Final Closing.
Marilyn Co-Invest, L.P.	Large Cap Buyout	17,439,003	19,717,514	—	None	N/A	Until investments are liquidated and all proceeds are distributed to the partners
MetLife Investment Private Equity Partners II (Feeder), L.P.	Middle Market Buyout	17,411,983	20,915,813	32,588,018	None	N/A	The Partnership shall commence winding up and thereafter be dissolved upon the expiration of the term of the Master fund
Mezzanine Partners III, L.P.	Structured Capital	4,339,147	6,334,498	992,702	None	N/A	The term of the partnership shall continue in existence until the tenth anniversary of the first closing date, unless the partnership is sooner dissolved
Milano Co-Invest, L.P.	Large Cap Buyout	3,985,441	4,100,429	174,000	None	N/A	Until such time as all of the investments of the partnership are liquidated and all proceeds are distributed to the partners
Minerva Co-Invest, L.P.	Large Cap Buyout	8,455,430	9,969,713	165,833	None	N/A	Until distribution of investment proceeds
Montagu+ SCSp	Middle Market Buyout	6,027,824	10,644,437	835,990	None	N/A	Shall terminate on the fifth anniversary of the effective date, unless the partnership is earlier dissolved, with two one-year extensions

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
NEA CH SPV, L.P.	Venture Capital	$10,000,000	$10,252,280	$—	None	N/A	Until the dissolution of partnership in accordance with the limited partnership agreeement
NEA Secondary Opportunity Fund, L.P.	Venture Capital	22,682,500	28,960,336	2,317,500	None	N/A	The Partnership shall continue until the end of the calender quarter that includes the fifth aniversary of the due date of the intial drawdown, unless the Partnership is sooner dissolved.
NEA TS 2024 SPV, L.P.	Growth Equity	4,000,000	4,063,708	—	None	N/A

The Partnership shall dissolve, and its affairs shall be wound up, upon the first to occur of the following: (a) the consent of the General Partner at any time after the Partnership no longer holds an ownership interest in Themis Solutions (or any successor thereto), (b) the written consent of the General Partner and 66 — 2/3% in interest of the Limited Partners, (c) the final liquidation of NEA 18 VGE, (d) the occurrence of an event of withdrawal (within the meaning of Section 17 — 402(a) of the Act) of the General Partner;

NewView Capital Special Opportunities Fund III, L.P.	Venture Capital	18,000,000	22,420,494	12,000,000	None	N/A

The term of the Partnership commenced upon filing with the office of the Secretary of State of Delaware of the Certificate of Limited Partnership of the Partnership and shall continue until June 30, 2031, unless the Partnership is dissolved or the term is extended.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Novacap TMT IV	Middle Market Buyout	$11,993,074	$16,875,364	$681,832	None	N/A	The Partnership shall continue until the day that is immediately prior to the tenth anniversary of the Initial Closing Date.
NSH Verisma Holdco, L.P.	Lower Middle Market Buyout	5,449,834	9,845,507	552,000	None	N/A	Until the fund is dissolved and terminated in accordance with the limited partnership agreeement
OceanSound Partners Co-Invest II, LP — Series D	Middle Market Buyout	4,097,670	5,117,909	—	None	N/A	Until the date of the winding up and subsequent dissolution of the OceanSound Partners Fund, LP (including any extensions)
OceanSound Partners Fund, LP	Middle Market Buyout	6,003,511	8,414,954	553,426	None	N/A	Until the tenth anniversary of the initial closing date with three one-year extensions
Odyssey Investment Partners Fund V, LP	Middle Market Buyout	2,989,338	4,472,485	1,154,367	None	N/A	The term of the Fund commenced on October 31, 2013 and shall continue, unless the Fund is sooner dissolved, until the tenth anniversary of the Management Fee Commencement Date (Initial Closing).
OEP VIII Project Laser Co-Investment Partners, L.P.	Middle Market Buyout	2,558,110	3,762,404	—	None	N/A	Shall continue, unless the fund is sooner dissolved, until the main fund is dissolved.
OFS Energy Fund III	Middle Market Buyout	783,492	1,047,233	2,147,598	None	N/A

The Partnership commenced upon the date of filing of record of the Certificate of Limited Partnership and shall continue through the close of business on December 31 following the seventh anniversary of the Final Closing Date.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Pathway Select Fund, LP — Series A	Diversified Private Equity	$241,170,193	$265,455,307	$62,629,808	None	N/A

Until the eight anniversary of the initial investment date of the series, the ninetieth day following the investment wind-down date, or until all investments have been liquidated and all related obligations have been satisfied.

Platte River Equity III	Lower Middle Market Buyout	5,750,630	7,334,482	2,266,765	None	N/A	The Partnership shall terminate and be dissolved on the tenth anniversary of the Initial Contribution Date. The term may be extended for successive one year periods up to three years.
PSC Tiger LP	Middle Market Buyout	10,500,712	10,988,486	3,989,690	None	N/A

The Partnership shall be dissolved on the date which is 90 days following the date on which the Partnership ceases to hold any Investments and has distributed the proceeds thereof, or such earlier time upon the removal, legal incapacity, retirement, resignation, bankruptcy or dissolution of the GP.

Quad Partners IV	Middle Market Buyout	1,517,348	1,421,302	2,331,933	None	N/A	The term of the Partnership commenced on April 14, 2011 and shall continue in full force and effect until the tenth anniversary of the First Closing Date.
Riverside Fund V SQ-A, L.P.	Middle Market Buyout	4,134,972	5,264,718	280,395	None	N/A

The Partnership commenced upon the date of filing of record of the Certificate of Limited Partnership and shall continue until the fifth anniversary of the date on which investors are first admitted to the Partnership or Parallel Fund.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
RoundTable Healthcare Partners III	Middle Market Buyout	$14,095,874	$19,534,889	$358,936	None	N/A

The Partnership will have a term of ten years from the first day of the commitment period, subject to two one-year extensions at the option of the General Partner with the approval of the majority of Limited Partner commitments.

Shamrock Capital Growth Fund III	Growth Equity	2,674,539	3,334,760	964,496	None	N/A	The term of the Partnership shall continue until the tenth anniversary of the Final Closing Date, unless the Partnership is dissolved earlier in accordance with the Limited Partnership Agreement.
ShoreView Capital Partners III, L.P.	Middle Market Buyout	12,344,705	16,958,615	2,121,956	None	N/A

The Partnership commenced upon the date of filing of record of the Certificate of Limited Partnership and shall continue until the twelfth anniversary of the earlier of (a) date that the General Partner has commenced identifying new investment opportunities and (b) 18 months after the Initial Closing Date.

Siris Partners II	Middle Market Buyout	396,854	95,390	2,098,188	None	N/A	The term will end on the tenth anniversary of the initial closing date, unless earlier dissolved in accordance with the Limited Partnership Agreement
SK Capital Partners III	Middle Market Buyout	6,340,548	6,028,595	458,226	None	N/A	The Partnership shall continue until the tenth anniversary of the final closing date. The term may be extented beyond the tenth anniverary for up to three one-year periods.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Smash Capital Trend Aggregator LLC	Growth Equity	$20,215,333	$20,855,250	$—	None	N/A	Until the dissolution of Partnership, which will occur on a date elected by the General Partner, unless earlier dissolved in accordance with the Limited Partnership Agreement
Stork SPV, LP	Middle Market Buyout	3,501,876	5,816,388	1,006,706	None	N/A	Shall continue until the last day of the fiscal quarter during which the fifth anniversary of the initial closing occurs with two one-year extensions.
Swander Pace Capital V	Middle Market Buyout	2,588,770	3,088,382	883,076	None	N/A

The Partnership shall continue until the tenth anniversary of the later of (a) a date determined by the General Partner in its sole discrestion and (b) the initial closing date, unless extended for up to three additional one-year periods

Symbiotic Capital EB Fund, L.P.	Structured Capital	5,061,912	5,521,767	1,938,088	None	N/A	Until dissolved in accordance to the limited partnership agreement
TCV Beat Co, L.P.	Middle Market Buyout	5,045,751	5,045,751	—	None	N/A

The term of the Partnership commenced on 22 February 2024 and shall continue until the time as of which the Partnership has disposed of all of its portfolio investments unless the Partnership is earlier terminated

Trinity Hunt Partners IV	Middle Market Buyout	5,106,938	6,756,669	2,204,897	None	N/A	The Partnership shall continue its regular business activities until June 30, 2023, unless extended up to two additional one-year periods.
Trive Capital Fund I	Middle Market Buyout	1,234,135	1,250,787	2,675,188	None	N/A	The Partnership shall continue for a period of ten years from the final closing date, unless extended for two additional one-year periods.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
TriWest Capital Partners IV	Middle Market Buyout	$2,536,072	$3,335,765	$78,086	None	N/A

The term of the Partnership shall continue until the tenth anniversary of the Final Closing Date, unless the Partnership is dissolved earlier in accordance with the Limited Partnership Agreement. The term may be extended by up to three one-year periods.

TSCP CV I, L.P.	Middle Market Buyout	4,781,982	5,677,495	102,136	None	N/A

Until the end of the fiscal quarter during which the fifth anniversary of the closing date occurs with one one-year extension following the expiration of such initial term and two additional one-year terms with the consent of the advisory board

TSCP CV II, L.P.	Lower Middle Market Buyout	15,000,000	15,391,515	3,000,000	None	N/A	The term of the Partnership shall expire, and the Partnership shall be dissolved, on the last day of the fiscal quarter during which the fifth anniversary of the portfolio company closing date occurs
TSS Co-Invest Holdings, LP	Middle Market Buyout	5,010,222	8,054,452	—	None	N/A	Shall continue in existence in perpetuity unless terminated earlier, as determined by the general partner
VCF Compass Co-Investor Holdings L.P.	Large Cap Buyout	10,000,000	10,254,060	—	None	N/A	Until the dissolution of partnership in accordance with the limited partnership agreeement
Violet Investors LP	Large Cap Buyout	20,042,621	20,300,990	6,000,000	None	N/A	Ther term of the partnership commenced as of the date of filing the Certifcate and shall be concurrent with the remaining term of the General Partner, including any extensions thereof.

Cascade Private Capital Fund
Notes to Consolidated Financial Statements September 30, 2024 (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
VMG Partners II	Growth Equity	$9,771	$1,773	$600,778	None	N/A

The term of the Partnership shall continue until the tenth anniversary of the Final Closing Date, unless the Partnership is dissolved earlier in accordance with the Limited Partnership Agreement. The term may be extended by up to three one-year periods.

Water Street Healthcare Partners III	Middle Market Buyout	5,448,661	6,331,404	1,893,941	None	N/A

The Partnership shall be wound up and subsequently dissolved and terminated upon the termination and dissolution of Water Street Healthcare Partners III, L.P., or as promptly as practicable thereafter or such earlier time as determined by the General Partner with the written approval of the Advisory Board

Windjammer Senior Equity Fund IV	Middle Market Buyout	2,974,904	3,697,831	1,049,783	None	N/A	The Partnership shall be dissolved on the tenth anniversary of the final closing date.
Total		$984,617,442	$1,178,400,878	$313,987,448

12. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The Fund commenced a repurchase offer October 24, 2024 as follows:

Commencement Date	October 24, 2024
Repurchase Request	November 25, 2024
Repurchase Pricing date	November 25, 2024

Net Asset Value as of Repurchase Offer Date
Class I	$17.15

Amount Repurchased
Class I	$14,304,452

Percentage of Outstanding Shares Repurchased
Class I	0.81%

There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cascade Private Capital Fund
Other Information September 30, 2024 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Cascade Private Capital Fund
Privacy Notice September 30, 2024 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number

•  Account balances

•  Account transactions

•  Transaction history

•  Wire transfer instructions

•  Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-(888)-442-4420

Cascade Private Capital Fund
Privacy Notice September 30, 2024 (Unaudited) (Continued)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•  Open an account

•  Provide account information

•  Give us your contact information

•  Make a wire transfer

•  Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  Affiliates from using your information to market to you

•  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

Investment Manager
Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.acaglobal.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

(b)     Not applicable.

Item 2.       Code of Ethics.

Not applicable to semi-annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable.

Item 6.       Investments.

(a)     See the Semi-Annual Report to Shareholders under Item 1 of this Form.

(b)     Not applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.       Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.     Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

(a)     Not applicable to semi-annual reports.

(b)    The following provides biographical information about an additional Portfolio Manager, who is primarily responsible for the day-to-day portfolio management of the Fund.

Timothy Henn

Timothy is a Managing Director at Cliffwater and leads private equity secondaries. Prior to joining Cliffwater in 2024, Timothy was an Executive Director and Portfolio Manager in JP Morgan’s Private Equity Group. Previously, he was a member of the Secondary Investment Team at Portfolio Advisors.

The portfolio manager is not primarily responsible for the day-to-day management of the portfolio of any other accounts.

Certain portfolio managers have ownership and financial interests in, and may receive compensation and/or variable profit distributions from, the Investment Manager based on the Investment Manager’s financial performance, such as its overall revenues and profitability. Compensation is not tied to the Fund’s performance, except to the extent that the fee paid to the Investment Manager impacts the Investment Manager’s financial performance.

Portfolio Management Team Ownership of Securities in the Fund as of September 30, 2024

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Timothy Henn	None

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last provided disclosure in response to this item.

Item 16.     Controls and Procedures.

(a)     The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)     Not applicable.

(b)     Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.     Exhibits.

(a)(1)      Not applicable to semi-annual reports.

(a)(2)      Not applicable.

(a)(3)      A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith

(a)(4)      Not applicable.

(a)(5)      Not applicable.

(b)          Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cascade Private Capital Fund
By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	December 9, 2024
By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)
Date	December 9, 2024